LONG-TERM DEBT - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Jun. 08, 2021 CAD ($)	Dec. 21, 2020 USD ($)	Mar. 05, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Sep. 27, 2021 CAD ($)	Sep. 24, 2021	Aug. 10, 2021	Jun. 08, 2021 USD ($)	Nov. 23, 2020	Aug. 24, 2020	Apr. 22, 2020	Mar. 05, 2020 $ / shares	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 6,166.1	$ 7,979.0										$ 7,625.1
Proceeds from issuing shares and borrowings			$ 29.0
IPO, Stock Price | $ / shares														$ 19.00
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				6,107.6	$ 7,921.1
Loss on extinguishment				73.8
Write off of deferred financing costs				17.4
Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.50%	1.50%
Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.25%	2.25%
Floating | Prime Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.50%	0.50%
Floating | Prime Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.25%	1.25%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Additional borrowings							$ 200.0
Borrowings				148.8	$ 0.0
Undrawn borrowing facilities					905.0	$ 75.0
Revolving credit facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				148.8	$ 0.0
Revolving credit facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio					3.00	3.00
Revolving credit facility | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio					5.75	5.75
Revolving credit facility | Four complete fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio					6.00	6.00
Term Loan A Facility
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 500.0		$ 500.0
Term Loan B Facility
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 1,299.8
Term Loan B Facility | Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.50%	0.50%
Term Loan B Facility | Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.00%	3.00%
Term Loan B Facility | Floating | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.00%	2.00%
4.750% USD senior notes ("4.750% 2029 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 0.0	$ 950.9
Borrowings, interest rate				4.75%	4.75%	4.75%				4.75%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount per note										$ 348.0
Average rate of hedging instrument										8.828%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 458.4	$ 0.0
Borrowings, interest rate				8.50%	8.50%	8.50%				8.50%
Loss on extinguishment	$ 49.3
Write off of deferred financing costs	$ 3.4
7.000% USD senior unsecured notes ("7.000% 2026 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											7.00%
Loss on extinguishment				$ 35.5
Write off of deferred financing costs				6.6
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 636.6	$ 633.9
Borrowings, interest rate				5.125%	5.125%	5.125%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 636.6	$ 633.9
Borrowings, interest rate				4.25%	4.25%	4.25%							4.25%
4.000% USD senior notes ("4.000% 2028 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 636.6	$ 950.9
Borrowings, interest rate				4.00%	4.00%	4.00%		4.00%			4.00%
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 954.9	$ 950.9
Borrowings, interest rate		3.50%		3.50%	3.50%	3.50%
Redemption amount		$ 744.3
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 954.9	$ 950.9
Borrowings, interest rate				3.75%	3.75%	3.75%						3.75%
PIK Notes
Disclosure of detailed information about borrowings [line items]
Loss on extinguishment				$ 59.4
Redemption amount			$ 1,049.9
4.375% USD senior notes ("4.375% 2029 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 0.0	$ 697.2
Borrowings, interest rate				4.375%	4.375%	4.375%			4.375%